Land Use Rights and Others - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about leases for lessee [abstract]
Amortization of land use rights expensed in the profit or loss	¥ 462	¥ 467	¥ 446
Land use rights	¥ 16,489	¥ 16,593